Organization and Business Description (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Business Description [Abstract]
Schedule of Subsidiaries of the Company

Details of the subsidiaries of the Company as of December 31, 2024 are set out below:

Name of Entity	Date of Incorporation	Jurisdiction of Formation	Percentage of Ownership	Principal Activities
HUHUTECH (HK) Limited (“HUHU HK”)	July 28, 2021	Hong Kong, PRC	100% by HUHU	Investment holding
Wuxi Xinwu District Jianmeng Electromechanical Technology Co., Ltd (“WFOE”)	December 10, 2021	PRC	100% by HUHU HK	Investment holding
Jiangsu Huhu Electromechanical Technology Co., Ltd. (“HUHU China”)	August 20, 2015	PRC	100% by WFOE	System integration and engineering services
Huhu Technology Co., Ltd. (“HUHU Japan”)	April 25, 2022	JAPAN	100% by HUHU	System integration and engineering services